Other Non-Current Liabilities - Additional Information (Detail) - Belarusian Telecom [member] ₺ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019
Provisions and other non-current liabilities [line items]
Contingent payment	$ 100,000	₺ 734,050
Maximum
Provisions and other non-current liabilities [line items]
Discount rate for contingent consideration	5.60%	5.60%	6.10%
Minimum
Provisions and other non-current liabilities [line items]
Discount rate for contingent consideration	4.30%	4.30%	5.20%